Segregated Funds - Changes in Insurance Contracts and Investment Contracts for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	$ 139,996
Deductions from segregated funds:
Balance as at December 31	125,292	$ 139,996
Investments and insurance contracts for account of segregated fund holders
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	139,996	125,921
Additions to segregated funds:
Deposits	14,266	13,509
Net transfer (to) from general funds	(1,149)	(351)
Net realized and unrealized gains (losses)	(18,669)	9,516
Other investment income	4,959	6,558
Total additions	(593)	29,232
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	12,218	12,966
Management fees	1,188	1,276
Taxes and other expenses	392	435
Foreign exchange rate movements	313	480
Total deductions	14,111	15,157
Net additions (deductions)	(14,704)	14,075
Balance as at December 31	$ 125,292	$ 139,996